Subsequent events (Narrative) (Details) - Subsequent Event [Member]	Apr. 25, 2025 USD ($)	Mar. 12, 2025 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Debt settled		$ 51,359
Number of shares issued for debt settlement | shares		93,381
Payments for land and water rights	$ 1,250,000
Terms late payment fee	If the purchase is not made within 120 days, the amount will escalate by $62,500 (late payment fee) and then another $62,500 for each additional 90 days thereafter until the expiry date or the agreement is mutually terminated.